PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
13.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2013	2014

Digital display network equipment	$90,053	$79,348
Gas station display network equipment	10,686	23,261
Software	10,656	10,952
Property	4,368	6,194
Computer and office equipment	2,999	3,627
Vehicle	1,406	1,465
Leasehold improvement	1,365	1,317
Furniture and fixture	882	883
	122,415	127,047
Less: accumulated depreciation	(86,331)	(76,718)
	$36,084	$50,329

Depreciation expenses recorded for the years ended December 31, 2012, 2013 and 2014 were $21,398, $21,026 and $13,925, respectively.